GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2009
	Opening		Impairment/		Closing
	2009	Additions	write-offs	Disposals	2009
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	465,777	11,202	-	(758)	476,221
Turkish Operations	2,607,309	(7,166)	-	-	2,600,143
Insurance	239,297	-	-	-	239,297
Other	82,630	-	-	-	82,630
Total	3,402,969	4,036	-	(758)	3,406,247

	2010
	Opening		Impairment/		Closing
	2010	Additions	write-offs	Disposals	2010
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	476,221	(6,274)	(6,320)	-	463,627
Turkish Operations	2,600,143	107,303	-	-	2,707,446
Insurance	239,297	-	-	-	239,297
Other	82,630	(1,878)	-	-	80,752
Total	3,406,247	99,151	(6,320)	-	3,499,078

	2009			2010
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in thousands)
Gross carrying amount	415,510	379,113	794,623	504,164	393,186	897,350
Accumulated amortization	(248,594)	(106,893)	(355,487)	(298,092)	(139,367)	(437,459)
Net book value	166,916	272,220	439,136	206,072	253,819	459,891